Explanatory notes to the Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2021
Cash Flows Explanatory Notes [Abstract]
Disclosure of reconciliation of liabilities arising from financing activities
The following is a reconciliation of liabilities arising from financing activities for the years ended December 31, 2021 and 2020:

	Years ended December 31,
	2021	2020
	(€ million)
Total Debt at January 1	€13,703	€11,696
Add: Derivative (assets)/liabilities and collateral at January 1	21	(36)
Add: Securities at January 1	(1,094)	(1,763)
Total Liabilities from financing activities at January 1	€12,630	€9,897

FCA-PSA merger	22,415	—
Add: Derivative (assets)/liabilities and collateral from FCA-PSA merger	(350)	—
Add: Securities from FCA-PSA merger	129	—
Cash flows	2,650	2,882
Foreign exchange effects	314	(154)
Fair value changes	(139)	(9)
Changes in scope of consolidation	(5,616)	83
Transfer to (Assets)/Liabilities held for sale	—	—
Other changes	(495)	(63)

Total Liabilities from financing activities at December 31	€31,538	€12,636
Less: Derivative (assets)/liabilities and collateral at December 31	(6)	21
Less: Securities at December 31	(2,038)	(1,088)
Total Debt at December 31	€33,582	€13,703